ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 4,022	$ 3,676
Administrative expenses	1,414	1,206
Interest expense	8,364	7,764
Accrued expenses	$ 13,800	$ 12,646